Common Stock - Common Stock Reserved for Future Issuance (Details) - shares	Dec. 31, 2021	Jun. 09, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Stock options issued and outstanding (in shares)	8,550,076	7,106,767	5,145,547	1,658,564
Convertible preferred stock (in shares)	0		52,175,965
Common stock warrants outstanding (in shares)	0		63,491
Total shares of common stock reserved (in shares)	24,276,439		59,734,676
2021 Equity Incentive Plan
Class of Stock [Line Items]
Shares available for grant (in shares)	14,481,463		0
2021 Employee Stock Purchase Plan
Class of Stock [Line Items]
Shares available for grant (in shares)	1,244,900		0
2017 Equity Incentive Plan
Class of Stock [Line Items]
Shares available for grant (in shares)	0		2,349,673
Total shares of common stock reserved (in shares)	7,106,767